SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used For Determining Fair Value Of Stock Options Granted	The following assumptions were used by the Company for determining the fair value of awards granted:

	December 31,
	2024	2023	2022
Weighted-average expected term (years)	5.1 – 6.0	5.0 – 6.0	5.0 – 6.0
Volatility (range)	26.3% – 27.4%	26.2% – 27.6%	24.9% – 26.9%
Risk-free interest rate (range)	3.6% – 4.5%	3.6% – 4.7%	1.9% – 4.3%
Dividend yield	0.00%	0.00%	0.00%
The following assumptions were used by the Company for determining the fair value of awards granted:

	Nine Months Ended September 30,
	2025	2024
Weighted-average expected term (years)	5.3 – 6.3	5.1 – 6.0
Volatility (range)	26.2% – 27.2%	26.3% – 27.4%
Risk-free interest rate (range)	3.8% – 4.1%	3.6% – 4.5%
Dividend yield	0.00%	0.00%

Schedule of Stock Option Activity
The following table summarizes information about the stock option activity during the years ended December 31, 2024, 2023 and 2022 (aggregate intrinsic value, in thousands):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	21,643,645	$12.70	5.81	$283,223
Granted	1,187,035	$25.78
Exercised	(461,209)	$11.00
Cancelled, expired or forfeited	(155,791)	$14.70
Outstanding at December 31, 2022	22,213,680	$13.42	5.01	$149,713
Exercisable at December 31, 2022	18,787,442	$12.54	4.51	$138,860
Granted	2,461,387	$20.04
Exercised	(282,250)	$12.06
Cancelled, expired or forfeited	(3,223,853)	$10.22
Outstanding at December 31, 2023	21,168,964	$14.68	5.42	$119,677
Exercisable at December 31, 2023	17,489,973	$13.60	4.73	$115,513
Granted	2,489,785	$20.07
Exercised	(835,541)	$12.23
Cancelled, expired or forfeited	(1,618,300)	$14.03
Outstanding at December 31, 2024	21,204,908	$15.47	5.36	$149,710
Exercisable at December 31, 2024	17,565,664	$14.43	4.64	$142,023
The following table summarizes information about the stock option activity during the nine months ended September 30, 2025 (aggregate intrinsic value, in thousands):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	21,204,908	$15.47	5.36	$149,710
Granted	2,617,306	$22.41
Exercised	(1,363,953)	$13.02
Cancelled, expired or forfeited	(285,674)	$19.90
Outstanding at September 30, 2025	22,172,587	$16.38	5.37	$529,497
Exercisable at September 30, 2025	17,665,947	$15.08	4.43	$444,759

Schedule of Additional Information Regarding Stock Options Outstanding
Additional information regarding stock options outstanding as of December 31, 2024 is as follows (aggregate intrinsic value, in thousands):

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number of Exercisable Options	Aggregate Intrinsic Value
$12.00	9,260,428	2.90	$95,753	9,260,428	$95,753
$13.50	200,000	5.17	1,768	200,000	1,768
$14.00	771,689	5.35	6,436	771,689	6,436
$15.22	2,854,875	5.97	20,327	2,854,875	20,327
$15.50	155,000	6.30	1,060	155,000	1,060
$16.14	2,186,742	6.54	13,558	2,186,742	13,558
$16.34	54,500	6.90	327	54,500	327
$19.84	1,881,761	8.24	4,706	795,706	1,989
$20.00	446,827	9.20	1,046	154,027	360
$20.08	1,744,256	9.44	3,943	50,000	113
$20.60	24,787	8.97	43	24,787	43
$20.76	456,477	8.62	721	168,839	267
$21.32	21,148	9.74	22	21,148	22
$24.70	94,994	7.75	NA	63,334	NA
$25.78	581,519	7.21	NA	395,512	NA
$25.98	287,410	7.42	NA	287,410	NA
$26.00	182,495	7.80	NA	121,667	NA
	21,204,908	5.36	$149,710	17,565,664	$142,023
Additional information regarding stock options outstanding as of December 31, 2023 is as follows (aggregate intrinsic value, in thousands):

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number of Exercisable Options	Aggregate Intrinsic Value
$12.00	11,283,513	3.31	$90,268	11,283,513	$90,268
$13.50	200,000	6.18	1,300	200,000	1,300
$14.00	771,689	6.50	4,630	771,689	4,630
$15.22	2,862,738	6.97	13,685	2,514,547	12,020
$15.50	188,329	7.30	848	136,667	615
$16.14	2,186,684	7.60	8,441	1,686,204	6,509
$16.34	54,492	7.90	199	36,334	133
$19.84	1,911,433	9.22	306	239,285	38
$20.60	24,787	9.97	NA	24,787	NA
$20.76	516,277	9.62	NA	12,500	NA
$24.70	94,994	8.75	NA	31,668	NA
$25.78	604,123	8.21	NA	204,534	NA
$25.98	287,410	8.44	NA	287,410	NA
$26.00	182,495	8.80	NA	60,835	NA
	21,168,964	5.42	$119,677	17,489,973	$115,513
Additional information regarding stock options outstanding as of September 30, 2025 is as follows (aggregate intrinsic value, in thousands):

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value	Number of Exercisable Options	Aggregate Intrinsic Value
$12.00	8,236,344	2.41	$232,759	8,236,344	$232,759
$13.50	200,000	4.43	5,352	200,000	5,352
$14.00	758,559	4.60	19,920	758,559	19,920
$15.22	2,495,355	5.21	62,484	2,495,355	62,484
$15.50	154,998	5.55	3,838	154,998	3,838
$16.14	2,173,658	5.79	52,429	2,173,658	52,429
$16.34	54,497	6.15	1,304	54,497	1,304
$19.84	1,858,135	7.48	37,943	1,318,993	26,934
$20.00	363,518	8.44	7,365	235,420	4,770
$20.08	1,715,480	8.69	34,618	593,163	11,970
$20.60	24,784	8.22	487	24,784	487
$20.76	440,473	7.87	8,589	300,182	5,854
$21.32	21,148	9.00	401	21,148	401
$22.34	291,541	9.41	5,224	102,787	1,842
$22.40	2,232,211	9.71	39,867	—	—
$23.00	80,000	9.86	1,381	—	—
$24.70	94,999	7.00	1,478	63,336	986
$25.78	556,986	6.46	8,065	556,986	8,065
$25.98	287,401	6.65	4,104	287,401	4,104
$26.00	132,500	7.05	1,889	88,336	1,260
	22,172,587	5.37	$529,497	17,665,947	$444,759

Schedule of Unvested Restricted Stock Activities
The following table summarizes information about the unvested restricted stock activities during the years ended December 31, 2024, 2023 and 2022:

	Number of Shares	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2021	2,781,117	$15.64
Awarded	352,859	$24.60
Vested	(162,500)	$11.60
Cancelled or forfeited	(14,286)	$12.82
Outstanding at December 31, 2022	2,957,190	$16.94
Awarded	1,999,113	$20.40
Vested	(443,552)	$15.94
Cancelled or forfeited	(375)	$19.16
Outstanding at December 31, 2023	4,512,376	$17.42
Awarded	608,134	$20.10
Vested	(1,476,930)	$15.46
Cancelled or forfeited	(166,917)	$14.15
Outstanding at December 31, 2024	3,476,663	$18.85
The following table summarizes information about the unvested restricted stock activities during the nine months ended September 30, 2025:

	Number of Shares	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2024	3,476,663	$18.85
Awarded	400,000	$22.40
Vested	(2,284,040)	$18.94
Cancelled or forfeited	(4,168)	$19.15
Outstanding at September 30, 2025	1,588,455	$18.74